Intangible Assets Other than Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Intangible Assets [Abstract]
Summary of Intangible Assets Other than Goodwill

The following table presents intangible assets other than Goodwill as of December 31, 2018 and 2017:

Intangible Assets, Gross	12-31-2018 ThUS$	12-31-2017 ThUS$

Intangible Assets, Gross	10,257,585	6,423,636
Easements and water rights	61,445	58,147
Concessions	9,917,051	6,156,560
Development costs	13,928	15,180
Patents, registered trademarks and other rights	28,947	39,411
Computer software	234,419	146,509
Other identifiable intangible assets	1,795	7,829

Intangible Assets, Amortization and Impairment	12-31-2018 ThUS$	12-31-2017 ThUS$

Accumulated Amortization and Impairment, Total	(4,430,296)	(2,741,157)
Identifiable Intangible Assets	(4,430,296)	(2,741,157)
Easements and water rights	(18,210)	(15,665)
Concessions	(4,279,664)	(2,622,625)
Development costs	(9,673)	(13,124)
Patents, registered trademarks and other rights	(14,829)	(14,158)
Computer software	(106,201)	(73,210)
Other identifiable intangible assets	(1,719)	(2,375)

Intangible Assets, Net	12-31-2018 ThUS$	12-31-2017 ThUS$

Intangible Assets, Net	5,827,289	3,682,479
Easements and water rights	43,235	42,482
Concessions, Net(1) (*)	5,637,387	3,533,935
Development costs	4,255	2,056
Patents, registered trademarks and other rights	14,118	25,253
Computer software	128,218	73,299
Other identifiable intangible assets	76	5,454

The detail of concessions is the following:

Concession Holder	12-31-2018 ThUS$	12-31-2017 ThUS$

Enel Distribución Río S.A. (ex Ampla)	716,210	1,006,398
Enel Distribución Ceará S.A. (ex Coelce)	586,767	705,638
CELG Distribución S.A.	1,500,934	1,821,899
Enel Distribución Sao Paulo S.A.	2,833,476	—

TOTAL	5,637,387	3,533,935

(*)See Note 4d.1.

Summary of Reconciliations of the Carrying Amounts of Intangible Assets

The reconciliations of the carrying amounts of intangible assets during the years ended December 31, 2018 and 2017 are as follows:

				Patents, Registered
	Development			Trademarks and	Computer	Other Identifiable	Intangible Assets,
	Costs	Easements	Concessions	Other Rights	Software	Intangible Assets	Net
Changes in Intangible Assets	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Opening balance as of January 1, 2018	2,056	42,482	3,533,935	25,253	73,299	5,454	3,682,479
Changes in identifiable intangible assets:							—
Increases other than from business combinations	(23)	6,828	523,510	6,236	56,825		593,376
Acquisitions made through business combinations	—	—	2,914,866	—	—	—	2,914,866
Increase (decrease) from foreign currency translation differences, net	(275)	(5,172)	(840,315)	(1,132)	(20,753)	(7)	(867,654)
Amortization	(524)	(1,653)	(349,932)	(1,995)	(12,865)	(28)	(366,997)
Increases (decreases) from transfers and other changes	—	1,647	(1,506)	40	5,162	(5,343)	—
Increases (decreases) from transfers		1,647	(1,506)	40	5,162	(5,343)	—
Disposals and removal from service	—	—	(34,273)	—	—	—	(34,273)
Removals from service	—	—	(34,273)				(34,273)
Argentine hyperinflationary economy					12,155		12,155
Other increases (decreases)	3,021	(897)	(108,898)	(14,284)	14,395		(106,663)
Total changes in identifiable intangible assets	2,199	753	2,103,452	(11,135)	54,919	(5,378)	2,144,810

Closing balance as of December 31, 2018	4,255	43,235	5,637,387	14,118	128,218	76	5,827,289

				Patents, Registered
	Development			Trademarks and	Computer	Other Identifiable	Intangible Assets,
	Costs	Easements	Concessions	Other Rights	Software	Intangible Assets	Net
Changes in Intangible Assets	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Opening balance as of January 1, 2017	11,560	40,956	1,683,978	18,849	49,334	5,481	1,810,158
Changes in identifiable intangible assets:							—
Increases other than from business combinations	611	2,453	825,256	8,184	34,569	—	871,073
Acquisitions made through business combinations			1,824,275				1,824,275
Increase (decrease) from foreign currency translation differences, net	272	656	(80,562)	69	(2,483)	1	(82,047)
Amortization	(505)	(1,776)	(226,046)	(1,808)	(10,416)	(28)	(240,579)
Increases (decreases) from transfers and other changes	12	40	(133)	19	62	—	—
Increases (decreases) from transfers	12	40	(133)	19	62	—	—
Increases (decreases) from other changes	—	—	—	—	—	—	—
Disposals and removal from service	(9,894)	—	(7,087)	(60)	(259)	—	(17,300)
Disposals	—	—	—	—	—	—	—
Removals from service	(9,894)	—	(7,087)	(60)	(259)	—	(17,300)
Other increases (decreases)	—	153	(485,746)	—	2,492	—	(483,101)
Total changes in identifiable intangible assets	(9,504)	1,526	1,849,957	6,404	23,965	(27)	1,872,321

Closing balance as of December 31, 2017	2,056	42,482	3,533,935	25,253	73,299	5,454	3,682,479